Energy Storage Systems, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Energy Storage Systems, Net
8. Energy Storage Systems, Net
Energy storage systems, net, consists of the following (in thousands):

	December 31,
	2020	2019
Energy storage systems placed into service	$144,425	$124,789
Less accumulated depreciation	(33,389)	(20,489)
Energy storage systems not yet placed into service	12,667	27,269

Total energy storage systems, net	$123,703	$131,569

Depreciation expense for the energy storage systems was approximately $13.9 million and $9.7 million within cost of service revenue for the years ended December 31, 2020 and 2019, respectively.